Organization, Business and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Rollforward of Allowance for Doubtful Accounts
A rollforward of the allowance for doubtful accounts is presented below (in thousands):

Balance at December 31, 2018	$5,564
Charged to/reversed from expense	3,104
Charged to/from other accounts	—
Deductions (write offs)	(1,182)

Balance at December 31, 2019	$7,486
Charged to/reversed from expense	4,088
Charged to/from other accounts	283
Deductions (write offs)	(3,344)

Balance at December 31, 2020	$8,513

Estimated Useful Lives of Assets	Depreciation is calculated using the straight-line method over the following estimated useful lives of the assets:

Computer software and hardware	3 to 5 years
Leasehold improvements	Shorter of lease term or useful life
Furniture, fixtures and other equipment	3 to 5 years
Depreciation is calculated using the straight-line method over the following estimated useful lives of the assets:

Computer software and hardware	3 to 5 years
Leasehold improvements	Shorter of lease term or useful life
Furniture, fixtures and other equipment	3 to 5 years

Rollforward of Carrying Amount of Goodwill
The following table provides a rollforward of the carrying amount of goodwill (in thousands):

Balance at December 31, 2018	$394,167
Acquisitions	263
Foreign currency translation	741

Balance at December 31, 2019	395,171
Acquisitions	1,009
Disposal	(96)
Foreign currency translation	3,001

Balance at December 31, 2020	$399,085

Summary of Revenue from Contracts with Customers
The following table summarizes revenue from contracts with customers for the three and nine months ended September 30, 2021 (in thousands):

	2021 Q3 (unaudited)			2020 Q3 (unaudited)
	Consolidated	Technology Solutions	Nebula	Consolidated	Technology Solutions	Nebula
Legal technology	$70,323	$63,261	$7,062	$62,036	$57,769	$4,267
Data recovery	10,799	10,799	—	10,265	10,265	—

Total revenue	$81,122	$74,060	$7,062	$72,301	$68,034	$4,267

	2021 September YTD (unaudited)			2020 September YTD (unaudited)
	Consolidated	Technology Solutions	Nebula	Consolidated	Technology Solutions	Nebula
Legal technology	$204,760	$185,454	$19,306	$183,903	$170,240	$13,663
Data recovery	33,462	33,462	—	31,050	31,050	—

Total revenue	$238,222	$218,916	$19,306	$214,953	$201,290	$13,663

The following table summarizes revenue from contracts with customers for the years ended December 31, 2020 and 2019 (in thousands):

	2020			2019
	Consolidated	Technology Solutions	Nebula	Consolidated	Technology Solutions	Nebula

Legal technology	$247,285	$228,511	$18,774	$265,850	$249,996	$15,854
Data recovery	42,260	42,260	—	46,204	46,204	—

Total revenue	$289,545	$270,771	$18,774	$312,054	$296,200	$15,854